Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants
Schedule of warrants issued but not exercised

	December 31, 2025	December 31, 2024
	Number	Number
Public Warrants	15,264,935	15,264,935
Convertible Notes Warrants	4,000,000	4,000,000
Outstanding, end of year	19,264,935	19,264,935

	Warrants and options in issue		Warrant reserve
	2025	2024	2025	2024
	No.	No.	£ 000	£ 000
Tranche A Warrants	7,450,000	—	8,951	—
Tranche B Warrants	7,500,000	—	14,212	—
SF Warrants	50,000,000	50,000,000	3,907	3,907
Virgin Atlantic Warrants	2,625,000	2,625,000	8,558	8,558
MWC Options	2,000,000	2,000,000	1,010	1,010
	69,575,000	54,625,000	36,638	13,475

Schedule of change in fair value of warrants

£ 000
January 1, 2024	907
Change in fair value recognized in profit or loss	(479)
Foreign exchange movements	6
December 31, 2024	434
Change in fair value recognized in profit or loss	(120)
Foreign exchange movements	(27)
December 31, 2025	287